SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (854)	$ (6,636)	$ (7,072)	$ (612)
Tax at Hong Kong statutory tax rate of 16.5%	(141)	(1,095)	(1,167)	(101)
Effect of tax-exempt for the Company and its subsidiaries incorporated in Cayman Islands and British Virgin Islands	5	35	33
Adjustments in respect of current tax of previous years	(20)	(149)
Tax effect of Hong Kong concessionary tax rate	(2)	(12)	(165)
Tax effect of temporary difference			(13)	99
Tax effect of non-taxable income	(13)	(98)	(39)	(55)
Tax effect of deductible expense	27	206	293	389
Total	$ (144)	$ (1,113)	$ (1,058)	$ 332